SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026		Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill	$ 21,238,450		$ 20,842,508			$ 6,592,304
SLG Innovation Inc [Member]
Business Combination [Line Items]
Goodwill	14,646,146		14,250,204		$ 14,300,000
Net assets acquired						$ 20,000
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration	2,000,000		2,000,000
Less: cash acquired	(34,983)		(34,983)
Cash consideration, net of cash acquired	1,965,017		1,965,017
Accounts receivable in Cycurion owing from SLG	10,814,147	[1]	10,814,147	[2]
Noncash consideration	11,323,218		11,323,218
Total consideration	13,288,235		13,288,235
Accounts receivable	3,066,581		3,066,581
Total identified assets acquired	3,066,581		3,066,581
Accounts payable	4,317,052		4,317,052
Accrued liabilities	10,650		10,650
Payroll liability	40,642		40,642
Factoring liability	2,176,922		2,176,922
Due to related parties	18,000		18,000
Loans payable	625,222		625,222
Liabilities to Cycurion	2,982,908		2,982,908
Total identified liabilities assumed	10,171,396		10,171,396
Net identifiable liabilities assumed	(7,104,815)		(7,104,815)
Elimination of inter-company balances	2,982,908		2,982,908
Non-controlling interest	(3,464,218)		(3,464,218)
Goodwill	13,945,924		13,945,924
Net assets acquired	13,288,235		13,288,235
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock	255,000	[3]	255,000	[4]
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member] | Common Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock	254,071	[5]	254,071	[6]
SLG Innovation Inc [Member] | Adjustments [Member]
Business Combination [Line Items]
Cash consideration
Less: cash acquired
Cash consideration, net of cash acquired
Accounts receivable in Cycurion owing from SLG		[1]		[2]
Noncash consideration	250,071		250,071
Total consideration	250,071		250,071
Accounts receivable
Total identified assets acquired
Accounts payable	222,313
Accrued liabilities	54,209		54,209
Payroll liability	173,629
Factoring liability
Due to related parties
Loans payable
Liabilities to Cycurion
Total identified liabilities assumed	450,151		54,209
Net identifiable liabilities assumed	(450,151)		(54,209)
Elimination of inter-company balances
Non-controlling interest
Goodwill	700,222		304,280
Net assets acquired	250,071		250,071
SLG Innovation Inc [Member] | Adjustments [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock		[3]		[4]
SLG Innovation Inc [Member] | Adjustments [Member] | Common Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock	250,071	[5]	250,071	[6]
SLG Innovation Inc [Member] | Estimated Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration	2,000,000		2,000,000
Less: cash acquired	(34,983)		(34,983)
Cash consideration, net of cash acquired	1,965,017		1,965,017
Accounts receivable in Cycurion owing from SLG	10,814,147	[1]	10,814,147	[2]
Noncash consideration	11,573,289		11,573,289
Total consideration	13,538,306		13,538,306
Accounts receivable	3,066,581		3,066,581
Total identified assets acquired	3,066,581		3,066,581
Accounts payable	4,539,365		4,317,052
Accrued liabilities	64,859		64,859
Payroll liability	214,271		40,642
Factoring liability	2,176,922		2,176,922
Due to related parties	18,000		18,000
Loans payable	625,222		625,222
Liabilities to Cycurion	2,982,908		2,982,908
Total identified liabilities assumed	10,621,547		10,225,605
Net identifiable liabilities assumed	(7,554,966)		(7,159,024)
Elimination of inter-company balances	2,982,908		2,982,908
Non-controlling interest	(3,464,218)		(3,464,218)
Goodwill	14,646,146		14,250,204
Net assets acquired	13,538,306		13,538,306
SLG Innovation Inc [Member] | Estimated Allocation of Assets and Liabilities [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock	255,000	[3]	255,000	[4]
SLG Innovation Inc [Member] | Estimated Allocation of Assets and Liabilities [Member] | Common Stock [Member]
Business Combination [Line Items]
Series E Convertible Preferred Stock	$ 504,142	[5]	$ 504,142	[6]

[1]	Represents the fair value of the accounts receivable in Cycurion owing from SLG.
[2]	Represents the fair value of the accounts receivable in Cycurion owing from SLG.
[3]	Represents the fair value of the Series E Convertible Preferred Stock as is converted to common stock based on the quoted price common stock on the date of issuance.
[4]	Represents the fair value of the Series E Convertible Preferred Stock as is converted to Common Stock based on the quoted price Common Stock on the date of issuance.
[5]	Represents the fair value of 33,609 common stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
[6]	Represents the fair value of 33,609 Common Stock issued in the SLG transaction based on the quoted stock price on the date of issuance.